Note 18 - Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]

18.           Other Operating Expenses

The components of other operating expenses for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011

Marketing	$185,738	$183,467
Equipment	862,765	928,554
Telephone	351,183	365,218
Regulatory, professional and other consulting fees	726,556	931,339
Amortization of intangible assets	267,967	210,154
Other expenses	1,295,440	1,025,156
	$3,689,649	$3,644,116